OTHER NON-CURRENT ASSETS, NET - Allowance (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
OTHER NON-CURRENT ASSETS, NET
Addition	$ (371,197)
Balance as of December 31	$ 371,197